Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension And Postretirement Benefits
Effect of one percentage-point increase on service and interest cost components	$ 207
Effect of one percentage-point decrease on service and interest cost components	(179)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	1,010
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (878)